Summary of Significant Accounting Policies (Details) - Schedule of financial statements - FaZe Clan Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
As Previously reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 38,211
As Previously reported [Member] | Brand sponsorships [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	16,520
As Previously reported [Member] | Content [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	12,077
As Previously reported [Member] | Consumer products [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	6,605
As Previously reported [Member] | Esports [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	2,860
As Previously reported [Member] | Other [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	149
Revision adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	(1,045)
Revision adjustments [Member] | Brand sponsorships [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Revision adjustments [Member] | Content [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Revision adjustments [Member] | Consumer products [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	(1,045)
Revision adjustments [Member] | Esports [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
Revision adjustments [Member] | Other [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue
As revised [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	37,166
As revised [Member] | Brand sponsorships [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	16,520
As revised [Member] | Content [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	12,077
As revised [Member] | Consumer products [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	5,560
As revised [Member] | Esports [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	2,860
As revised [Member] | Other [Member]
Condensed Financial Statements, Captions [Line Items]
Total Revenue	$ 149